Pay vs Performance Disclosure - USD ($)	5 Months Ended	12 Months Ended					55 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Aug. 06, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	(b) Summary Compensation Table Total for Jeremy Wacksman (PEO) ($) (1)	(b) Summary Compensation Table Total for Richard N. Barton (PEO) ($) (1)	(c) Compensation Actually Paid to Jeremy Wacksman (PEO) ($) (1) (2)(3)	(c) Compensation Actually Paid to Richard N. Barton (PEO) ($) (1) (2)(3)	(d) Average Summary Compensation Table Total for Non-PEO NEOs ($)(4)(5)	(e) Average Compensation Actually Paid to Non-PEO NEOs ($) (2)(3)(4)(5)	Value of Initial Fixed $100 Investment Based On:		(h) Net Loss ($ millions) (8)
							(f) Total Shareholder Return ($) (6)	(g) Peer Group Total Shareholder Return ($) (7)
2024	15,663,427	7,537,842	25,793,192	20,784,284	6,154,521	11,843,561	Class A 154.90	158.48	(112)
							Class C 161.19
2023	n/a	26,362,827	n/a	47,405,181	9,869,903	19,430,451	Class A 124.01	118.93	(158)
							Class C 125.95
2022	n/a	11,503,768	n/a	(324,269)	12,196,488	2,765,576	Class A 68.23	81.50	(101)
							Class C 70.11
2021	n/a	20,955,934	n/a	(9,747,493)	15,422,854	(10,187,600)	Class A 136.03	134.41	(528)
							Class C 138.99
2020	n/a	8,446,226	n/a	51,199,138	5,826,880	39,450,529	Class A 297.20	137.32	(162)
							Class C 282.54

Named Executive Officers, Footnote
We are required by SEC rules to disclose the following information regarding compensation paid to our NEOs over the current and certain past years. The amounts set forth below under the headings "Compensation Actually Paid to Jeremy Wacksman (PEO)," "Compensation Actually Paid to Richard N. Barton (PEO)" and "Average Compensation Actually Paid to Non-PEO NEOs" have been calculated in a manner consistent with Item 402(v) of Regulation S-K. For purposes of this section, "Principal Executive Officer" or "PEO" refers to both Jeremy Wacksman, our Chief Executive Officer (CEO) effective August 7, 2024, and Richard N. Barton, our CEO for the periods presented in this section until August 7, 2024. Non-PEO NEOs refers to our other NEOs as described in the footnotes below.

The following table sets forth additional compensation information of our PEO and our other NEOs along with total shareholder return and net loss for the fiscal years 2020, 2021, 2022, 2023, and 2024. Neither the Board nor the compensation committee considers any specific financial measures in making compensation decisions for our NEOs, so we have not included a column regarding a "Company Selected Measure."
Reflects compensation amounts reported in the Summary Compensation Table for our CEOs in the respective years shown.
The following non-PEO named executive officers are included in the average figures shown:
2024: Jeremy Hofmann, Lloyd D. Frink, Jun Choo, David A. Beitel
2023: Jeremy Hofmann, Allen W. Parker, Lloyd D. Frink, Susan Daimler, David A. Beitel
2022: Allen W. Parker, Jeremy Wacksman, Susan Daimler, David A. Beitel
2021: Allen W. Parker, Lloyd D. Frink, Jeremy Wacksman, David A. Beitel
2020: Allen W. Parker, Lloyd D. Frink, Jeremy Wacksman, David A. Beitel, Dawn Lyon

Peer Group Issuers, Footnote		For the relevant fiscal year, represents the cumulative TSR of the RDG Internet Composite Index ("Peer Group TSR") for the measurement periods ending on December 31 of each of 2024, 2023, 2022, 2021 and 2020, respectively. The comparison assumes $100 was invested for the period starting December 31, 2019, through December 31 of the applicable fiscal year in each of the Company’s Class A common stock and Class C capital stock and the Peer Group TSR. The historical stock price performance of our Class A common stock and Class C capital stock shown is not necessarily indicative of future stock price performance.
Adjustment To PEO Compensation, Footnote	"Compensation Actually Paid" to our PEO and other NEOs in each of 2024, 2023, 2022, 2021 and 2020 reflects the respective amounts set forth in column (b) of the table above, adjusted as determined in accordance with SEC rules. The dollar amounts reflected in column (b) of the table above do not reflect the actual amount of compensation earned by or paid to our CEO(s) during the applicable year. For information regarding the decisions made by our compensation committee in regards to the compensation for the CEO(s) and each other NEO for each fiscal year, please see the Compensation Discussion & Analysis section of the proxy statements reporting pay for the fiscal years covered in the above table. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the PEO's and Non-PEO NEOs' total compensation for each year to determine the compensation actually paid.

Year	Summary Compensation Table Total ($)	Less: Stock Awards and Option Awards from Summary Compensation Table ($)	Add: Year-End Fair Value of Equity Awards Granted in the Year that are Unvested and Outstanding as of the End of the Year ($)	Add: Year-over-Year Change in Fair Value of Awards Granted in Prior Years that are Unvested and Outstanding as of the End of the Year ($)	Add: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($) (4)	Add: Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Compensation Actually Paid ($)
PEO
2024 - Jeremy Wacksman	15,663,427	14,838,303	20,219,949	2,587,476	2,149,862	10,781	25,793,192
2024 - Richard N. Barton	7,537,842	6,711,755	7,910,040	10,567,750	1,303,568	176,839	20,784,284
2023	26,362,827	25,571,040	32,815,035	5,508,380	5,561,845	2,728,134	47,405,181
2022	11,503,768	10,778,438	4,733,279	(5,500,274)	2,515,450	(2,798,054)	(324,269)
2021	20,955,934	20,065,784	5,963,795	(16,703,442)	2,234,898	(2,132,894)	(9,747,493)
2020	8,446,226	7,798,200	28,531,467	15,539,629	3,201,083	3,278,933	51,199,138
Average Non-PEO NEOs
2024	6,154,521	5,455,434	6,191,795	3,936,711	975,641	40,327	11,843,561
2023	9,869,903	9,187,330	11,012,126	3,699,355	2,096,974	1,939,423	19,430,451
2022	12,196,488	11,536,103	4,253,259	(2,595,368)	2,815,962	(2,368,662)	2,765,576
2021	15,422,854	14,714,989	4,373,482	(14,647,449)	1,638,923	(2,260,421)	(10,187,600)
2020	5,826,880	5,162,423	17,339,223	16,715,713	1,961,993	2,769,143	39,450,529

Non-PEO NEO Average Total Compensation Amount		$ 6,154,521	$ 9,869,903	$ 12,196,488	$ 15,422,854	$ 5,826,880
Non-PEO NEO Average Compensation Actually Paid Amount		$ 11,843,561	19,430,451	2,765,576	(10,187,600)	39,450,529
Adjustment to Non-PEO NEO Compensation Footnote	"Compensation Actually Paid" to our PEO and other NEOs in each of 2024, 2023, 2022, 2021 and 2020 reflects the respective amounts set forth in column (b) of the table above, adjusted as determined in accordance with SEC rules. The dollar amounts reflected in column (b) of the table above do not reflect the actual amount of compensation earned by or paid to our CEO(s) during the applicable year. For information regarding the decisions made by our compensation committee in regards to the compensation for the CEO(s) and each other NEO for each fiscal year, please see the Compensation Discussion & Analysis section of the proxy statements reporting pay for the fiscal years covered in the above table. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the PEO's and Non-PEO NEOs' total compensation for each year to determine the compensation actually paid.

Year	Summary Compensation Table Total ($)	Less: Stock Awards and Option Awards from Summary Compensation Table ($)	Add: Year-End Fair Value of Equity Awards Granted in the Year that are Unvested and Outstanding as of the End of the Year ($)	Add: Year-over-Year Change in Fair Value of Awards Granted in Prior Years that are Unvested and Outstanding as of the End of the Year ($)	Add: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($) (4)	Add: Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Compensation Actually Paid ($)
PEO
2024 - Jeremy Wacksman	15,663,427	14,838,303	20,219,949	2,587,476	2,149,862	10,781	25,793,192
2024 - Richard N. Barton	7,537,842	6,711,755	7,910,040	10,567,750	1,303,568	176,839	20,784,284
2023	26,362,827	25,571,040	32,815,035	5,508,380	5,561,845	2,728,134	47,405,181
2022	11,503,768	10,778,438	4,733,279	(5,500,274)	2,515,450	(2,798,054)	(324,269)
2021	20,955,934	20,065,784	5,963,795	(16,703,442)	2,234,898	(2,132,894)	(9,747,493)
2020	8,446,226	7,798,200	28,531,467	15,539,629	3,201,083	3,278,933	51,199,138
Average Non-PEO NEOs
2024	6,154,521	5,455,434	6,191,795	3,936,711	975,641	40,327	11,843,561
2023	9,869,903	9,187,330	11,012,126	3,699,355	2,096,974	1,939,423	19,430,451
2022	12,196,488	11,536,103	4,253,259	(2,595,368)	2,815,962	(2,368,662)	2,765,576
2021	15,422,854	14,714,989	4,373,482	(14,647,449)	1,638,923	(2,260,421)	(10,187,600)
2020	5,826,880	5,162,423	17,339,223	16,715,713	1,961,993	2,769,143	39,450,529

Compensation Actually Paid vs. Total Shareholder Return	Below are graphs showing the relationship of "compensation actually paid" to our PEO and other NEOs in 2020, 2021, 2022, 2023 and 2024 to (a) TSR of both Zillow Group, Inc. and the RDG Internet Composite Index and (b) Zillow Group, Inc.'s net loss.

Compensation Actually Paid vs. Net Income
Total Shareholder Return Vs Peer Group	Below are graphs showing the relationship of "compensation actually paid" to our PEO and other NEOs in 2020, 2021, 2022, 2023 and 2024 to (a) TSR of both Zillow Group, Inc. and the RDG Internet Composite Index and (b) Zillow Group, Inc.'s net loss.

Total Shareholder Return Amount		$ 154.90	124.01	68.23	136.03	297.20
Peer Group Total Shareholder Return Amount		158.48	118.93	81.50	134.41	137.32
Net Income (Loss)		$ (112,000,000)	(158,000,000)	(101,000,000)	(528,000,000)	(162,000,000)
PEO Name	Jeremy Wacksman						Richard N. Barton
Additional 402(v) Disclosure		Stock option grant date fair values are calculated based on the Black-Scholes-Merton option pricing model as of the date of grant. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., the expected term and volatility) as of the measurement date. Time-vested restricted stock unit grant date fair values are calculated using the stock price as of the grant date. Adjustments have been made using the stock price as of year end and as of each date of vest, as applicable.The 2022 amounts in the table include the impact of a true-up of the value of already vested and outstanding stock options due to a reprice of the options effectuated by the Company on August 8, 2022. For the relevant fiscal year, represents the cumulative total shareholder return (TSR) of Zillow Group, Inc.'s Class A common stock and Class C capital stock for the measurement periods ending on December 31 of each of 2024, 2023, 2022, 2021 and 2020, respectively, as reported in the Company's Annual Report on Form 10-K for each respective period.Reflects "Net Loss" in the Company's Consolidated Statements of Operations included in the Company's Annual Reports on Form 10-K for each of the years ended December 31, 2024, 2023, 2022, 2021 and 2020.
Total Shareholder Return Amount, Two		$ 161.19	125.95	70.11	138.99	282.54
Jeremy Wacksman [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		15,663,427
PEO Actually Paid Compensation Amount		25,793,192
Richard N. Barton [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		7,537,842	26,362,827	11,503,768	20,955,934	8,446,226
PEO Actually Paid Compensation Amount		20,784,284	47,405,181	(324,269)	(9,747,493)	51,199,138
PEO | Jeremy Wacksman [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(14,838,303)
PEO | Jeremy Wacksman [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		20,219,949
PEO | Jeremy Wacksman [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,587,476
PEO | Jeremy Wacksman [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,149,862
PEO | Jeremy Wacksman [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		10,781
PEO | Richard N. Barton [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(6,711,755)	(25,571,040)	(10,778,438)	(20,065,784)	(7,798,200)
PEO | Richard N. Barton [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		7,910,040	32,815,035	4,733,279	5,963,795	28,531,467
PEO | Richard N. Barton [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		10,567,750	5,508,380	(5,500,274)	(16,703,442)	15,539,629
PEO | Richard N. Barton [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,303,568	5,561,845	2,515,450	2,234,898	3,201,083
PEO | Richard N. Barton [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		176,839	2,728,134	(2,798,054)	(2,132,894)	3,278,933
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(5,455,434)	(9,187,330)	(11,536,103)	(14,714,989)	(5,162,423)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		6,191,795	11,012,126	4,253,259	4,373,482	17,339,223
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		3,936,711	3,699,355	(2,595,368)	(14,647,449)	16,715,713
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		975,641	2,096,974	2,815,962	1,638,923	1,961,993
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 40,327	$ 1,939,423	$ (2,368,662)	$ (2,260,421)	$ 2,769,143